SUBSEQUENT EVENTS (Details Narrative) - USD ($)							3 Months Ended	10 Months Ended	12 Months Ended
	Apr. 30, 2026	Mar. 06, 2026	Nov. 20, 2025	Nov. 05, 2025	Oct. 17, 2025	Oct. 01, 2025	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025	Jun. 04, 2026	Jun. 01, 2026	May 20, 2026	Apr. 06, 2026	Sep. 30, 2025
Subsequent Event [Line Items]
Issuance of ordinary shares to underwriter								$ 128,000	$ 48,334
Gross proceeds								$ 1,450	$ 454
Goodvision Inc [Member] | Goodvision Cayman [Member]
Subsequent Event [Line Items]
Transaction costs														$ 3,000,000
Goodvision AI Inc [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to underwriter, shares							10,000
Share price							$ 5.00
Issuance of ordinary shares to underwriter							$ 50,000
Shares issued							10,000
Short term loan in the principal amount							$ 740,000
Subsequent Event [Member] | Goodvision Inc [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to underwriter, shares		18,000,000	1,000,000	10,000	10,000	2,100
Share price		$ 10.00
Issuance of ordinary shares to underwriter		$ 180,000,000
Authorized share capital					$ 50,000
Stock issued or sold in the stock					$ 5.00
Gross proceeds				$ 50,000
Common stock issued and outstanding percenatge			100.00%
Shares issued		3,600,000
Additional shares		1,800,000
Professional service fees						$ 522,400
Subsequent Event [Member] | Goodvision AI Inc [Member]
Subsequent Event [Line Items]
Stock issued or sold in the stock												$ 10.00
Short term loan in the principal amount											$ 400,000		$ 150,000
Loan bears interest percent												6.00%	2.00%
Other Short-Term Borrowings										$ 500,000
Intra-Entity Agreement, Description	On April 30, 2026, the Company entered into an amended and restated securities purchase agreement with an accredited investor (the “Investor”), pursuant to which, upon consummation of the Business Combination, the surviving public company will issue 100,000 Class A ordinary shares to the Investor for an aggregate subscription amount of $1,000,000 ($10.00 per share). In connection with the financing, the Company and Calisa Acquisition Corp. entered into a registration rights agreement providing the Investor with registration rights covering the resale of the shares. The financing was conducted in reliance on Regulation S under the Securities Act of 1933, as amended, and the related proceeds were received subsequent to March 31, 2026 and are not reflected in the accompanying condensed consolidated balance sheet as of that date.
Convertible Notes Payable, Noncurrent												$ 1,000,000
Stock issued or sold in the stock												$ 12.50
Common Class A [Member] | Subscription Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to underwriter, shares	100,000
Share price	$ 10.00
Issuance of ordinary shares to underwriter	$ 1,000,000